Investment Strategy - Altrius Global Dividend ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Altrius Global Dividend ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that is designed to provide capital appreciation and income by identifying dividend paying companies with attractive valuations and other financial characteristics. Altrius Capital Management, Inc. (the “Sub-Adviser”) is responsible for the Fund’s security investment recommendations. The Sub-Adviser acts as a non-discretionary sub-adviser and provides its investment recommendations to Empowered Funds, LLC dba EA Advisers (the “Adviser”). In turn, the Adviser makes the corresponding trades.
To pursue its objective, the Fund will invest at least 90% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund invests primarily in the securities of issuers that the Sub-Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other attractive financial characteristics. The Fund’s portfolio is composed of approximately 45 to 100 stocks (including American Depositary Receipts or “ADRs”). Under normal market conditions, at least 30% of the Fund’s assets will be invested outside the United States. The majority of the stocks normally will have market capitalizations greater than $1 billion at the time of purchase by the Fund.
The Fund intends to diversify its investments across different countries, and the percentage of the Fund’s assets invested in particular countries or regions will change from time to time based on the Sub-Adviser’s judgment (as described below). The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United States or the United Kingdom and stock markets in the European Union or Asia Pacific. The Fund may invest up to 20% of the Fund’s total assets in emerging market companies, however it is expected that emerging market investments will generally be less than 5% of the portfolio.
The Sub-Adviser employs the following three-step approach starting with a global macro (top down) approach, further refined by bottom-up value investment analysis, and finalized by the selection of companies that have been paying and show a commitment, to increasing their dividend.
Step 1: The Sub-Adviser first considers its global macro views and identifies sectors consistent with those views based on positive demographics and durable businesses (as defined by the issuer’s market capitalization) with an emphasis on demand changes. Positive demographics include developed, stabilized and growing economies, which are evaluated based on national GDP growth. Sectors are selected based on the Sub-Adviser’s global macro views of the sectors that it believes will benefit from global macro conditions over a minimum of the next five years.
Once the global macro sectors are identified, individual securities are evaluated based on their total return (projected dividends plus anticipated capital appreciation), and then evaluated through fundamental analysis.
Step 2: From a total return perspective, the Sub-Adviser identifies all sources of a company’s returns, including dividends, which are often overlooked by investors, dividend growth and expected capital appreciation. The Sub-Adviser seeks to identify companies that pay higher than average dividends as compared to the S&P 500 Index or MSCI EAFE Index, and companies that have generally increased their dividends over the last 15 years. The Sub-Adviser considers a company’s balance sheet and cashflow statements to determine how a company has historically grown earnings and how the earnings growth has impacted future dividend payment. The Sub-Adviser may also invest in companies that have shorter histories of dividends if such dividends are stable.
Step 3: From a value perspective the Sub-Adviser focuses on above average yielding, durable businesses that it believes are trading below their intrinsic value. The Sub-Adviser in particular considers businesses that have price to cash flow and price to earnings ratios generally below 15x. The Sub-Adviser defines value in three subcategories; (1) classic value – companies selling at economical valuations relative to their earning power, (2) persistent earners – well established companies that have dependable revenue growth, reliable earnings, and a history (generally over 15 years) of healthy dividend appreciation, and (3) distressed/contrarian – companies that are selling at significant discounts to their intrinsic value due to market inefficiencies driven by irrational sell offs.
The Fund is diversified by issuer, industry, and country. The Fund is further diversified in that at least 75% of its total net assets will be invested in companies that each represent less than 5% of the Fund’s total net assets. In addition, the Sub-Adviser will periodically rebalance its holdings, based on the performance of each security, at which time no one portfolio asset will represent more than 10% of the Fund’s total net assets. The Fund may also invest up to 10% of its assets in cash and cash equivalents as well as securities and other instruments.
The Sub-Adviser will generally sell a portfolio investment if an issuer cuts or eliminates its dividend, a company’s valuation exceeds certain metrics, such as the Sub-Adviser’s price targets, price to earnings and/or price to cash flow, which make the security, in the Sub-Adviser’s view, overvalued.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its objective, the Fund will invest at least 90% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.